Related Party Balances and Transactions - Schedule of Amount Due from and Due to Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) and Ms. Fong Hei Yue, Tina (“Ms. Fong”) [Member]
Related Party Transaction [Line Items]
Relationship		Shareholders and directors
Due from shareholders		$ 354,285	$ 404,549
Ms. Fong Hei Yue, Tina (“Ms. Fong”) [Member]
Related Party Transaction [Line Items]
Relationship	[1]	Shareholders and directors (note 1)
Due to a related party	[1]		(497,200)
Harcourt Limited [Member]
Related Party Transaction [Line Items]
Relationship	[2]	A related party (note 2)
Due to a related party	[2]		(61,802)
JAK & affiliated holders [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Relationship		5% or more shareholder
Due to a related party			$ 3,150,000

[1]	Ms. Fong is the spouse of Mr. Siu. The due to shareholders balance as of December 31, 2024 was $92,651 while the due from shareholders balance as of December 31, 2023 was $354,285.
[2]	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.